Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000001400 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class Z
Trading Symbol	DMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$39	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 429,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	24.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000173299 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class Y
Trading Symbol	DMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.50%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 429,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	24.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000173300 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class I
Trading Symbol	DMBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%*
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[3]
Net Assets	$ 429,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	24.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000133 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class C
Trading Symbol	DMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.59%*
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%	[4]
Net Assets	$ 429,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	24.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000131 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class A
Trading Symbol	PTEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[5]
Net Assets	$ 429,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	24.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.